Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Taxes Tables
Schedule of Deferred Tax Assets and Liabilities
	March 31, 2016	March 31, 2015
Deferred tax assets
Net operating loss carryforwards	$15,261,391	$14,736,194
Less: valuation allowance for deferred tax asset	(15,261,391)	(14,736,194)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	March 31, 2016	March 31, 2015

Income tax benefit at federal statutory rate	(34.00)%	(34.00)%
State income tax benefit, net of effect on federal taxes	(6.90)%	(6.90)%
Increase in valuation allowance	40.90%	40.90%
Income tax expense (benefit)	0.0%	0.0%